REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			$ 8,796,932
Initial Cost to Company
Land			6,067,805
Building & Improvements			19,732,367
Cost Capitalized Subsequent to Acquisition
Improvements			54,486,072
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			6,067,805
Building & Improvements			74,218,439
Total	$ 80,286,244	$ 96,333,110	80,286,244	$ 96,333,110
Accumulated Depreciation	32,805,218	43,310,270	32,805,218	43,310,270
Operating Lease Right-of-Use-Asset			37,077,038
Property and Equipment			74,538,121	90,573,916
Accumulated depreciation			33,007,989	$ 43,512,418
Investment in Real Estate
Balance at Beginning of Year	96,333,110	92,061,623
Improvements	5,840,914	4,271,487
Retirements	(21,887,780)
Balance at End of Year	80,286,244	96,333,110
Accumulated Depreciation
Balance at Beginning of Year	43,310,270	41,382,962
Additions Charged to Costs and Expenses	1,626,230	1,927,308
Retirements	(12,131,282)
Balance at End of Year	$ 32,805,218	$ 43,310,270
Buildings and Improvements [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	18 years
Buildings and Improvements [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Improvements to leased property [Member] | Minimum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	3 years
Improvements to leased property [Member] | Maximum [Member]
Gross Amount at Which Carried At Close of Period
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Office Furniture and Equipment and Transportation Equipment [Member]
Gross Amount at Which Carried At Close of Period
Property and Equipment			319,683
Accumulated depreciation			202,771
Bond St. Building Brooklyn, NY [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			4,829,832
Initial Cost to Company
Land			3,901,349
Building & Improvements			7,403,468
Cost Capitalized Subsequent to Acquisition
Improvements			24,346,123
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			3,901,349
Building & Improvements			31,749,591
Total	$ 35,650,940		35,650,940
Accumulated Depreciation	13,934,889		13,934,889
Investment in Real Estate
Balance at End of Year	35,650,940
Accumulated Depreciation
Balance at End of Year	13,934,889
Jamaica, New York [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land
Building & Improvements
Cost Capitalized Subsequent to Acquisition
Improvements			233,118
Carried Cost
Gross Amount at Which Carried At Close of Period
Land
Building & Improvements			233,118
Total	233,118		233,118
Accumulated Depreciation	30,915		30,915
Operating Lease Right-of-Use-Asset			27,100,000
Operating Lease Right-of-Use-Asset, Adjustment			10,200,000
Investment in Real Estate
Balance at End of Year	233,118
Accumulated Depreciation
Balance at End of Year	30,915
Fishkill, New York Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances			3,967,100
Initial Cost to Company
Land			594,723
Building & Improvements			7,212,116
Cost Capitalized Subsequent to Acquisition
Improvements			13,314,681
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			594,723
Building & Improvements			20,526,797
Total	21,121,520		21,121,520
Accumulated Depreciation	9,428,361		9,428,361
Investment in Real Estate
Balance at End of Year	21,121,520
Accumulated Depreciation
Balance at End of Year	9,428,361
Brooklyn, New York, Jowein Building, Fulton Street and Elm Place Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land			1,324,957
Building & Improvements			728,327
Cost Capitalized Subsequent to Acquisition
Improvements			16,505,630
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			1,324,957
Building & Improvements			17,233,957
Total	18,558,914		18,558,914
Accumulated Depreciation	6,382,385		6,382,385
Investment in Real Estate
Balance at End of Year	18,558,914
Accumulated Depreciation
Balance at End of Year	6,382,385
Levittown, New York, Hempstead Turnpike [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land			125,927
Building & Improvements
Cost Capitalized Subsequent to Acquisition
Improvements
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			125,927
Building & Improvements
Total	125,927		125,927
Accumulated Depreciation
Investment in Real Estate
Balance at End of Year	125,927
Accumulated Depreciation
Balance at End of Year
Circleville, Ohio, Tarlton Road [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company
Land			120,849
Building & Improvements			4,388,456
Cost Capitalized Subsequent to Acquisition
Improvements			86,520
Carried Cost
Gross Amount at Which Carried At Close of Period
Land			120,849
Building & Improvements			4,474,976
Total	4,595,825		4,595,825
Accumulated Depreciation	3,028,668		$ 3,028,668
Investment in Real Estate
Balance at End of Year	4,595,825
Accumulated Depreciation
Balance at End of Year	$ 3,028,668